Inventory - Schedule of Inventory (Details) - CAD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Classes Of Inventories [Abstract]
Finished goods	$ 38,048	$ 26,506
Work-in-process	165,462	71,883
Merchandise and devices	11,459	571
Supplies and consumables	47,136	2,647
Total inventory	$ 262,105	$ 101,607